Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves with in equity [line items]
Beginning balance	¥ 344,099	¥ 326,697	¥ 316,348
Total comprehensive income for the year	21,269	21,243	18,209
Acquisition of the Eighth Acquired Group			(87)
Acquisition of non-controlling interests	(8)		(150)
Contribution from non-controlling interests	1,500	945
Dividends	(8,891)	(7,568)	(7,530)
Share of an associate's other changes in reserves	(305)
Others			(4)
Ending balance	355,040	344,099	326,697
Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(2,443)	2,974
Ending balance		(2,443)	2,974
Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	341,656	329,671
Ending balance		341,656	329,671
Capital reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	17,806	17,126	17,160
Acquisition of the Eighth Acquired Group			(80)
Acquisition of non-controlling interests	3		46
Contribution from non-controlling interests		680
Share of an associate's other changes in reserves	(305)
Ending balance	17,504	17,806	17,126
Capital reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	17,806	17,126
Ending balance		17,806	17,126
Capital reserve [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			(80)
Share premium [member]
Disclosure of reserves with in equity [line items]
Beginning balance	10,746	10,746	10,746
Ending balance	10,746	10,746	10,746
Share premium [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	10,746	10,746
Ending balance		10,746	10,746
Surplus reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	76,474	74,297	72,611
Appropriations to statutory surplus reserve	1,812	1,875	1,686
Ending balance	78,043	76,474	74,297
Surplus reserve [member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(243)	302
Ending balance		(243)	302
Surplus reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	76,231	74,599
Ending balance		76,231	74,599
General risk reserve [member]
Disclosure of reserves with in equity [line items]
Dividends	0
Appropriations to general risk reserve	23
Ending balance	23
Other reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	160	414	711
Total comprehensive income for the year	455	(249)	(293)
Disposal of investments in equity instruments at fair value through other comprehensive income		(5)
Others			(4)
Ending balance	615	160	414
Other reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	160	414
Ending balance		160	414
Exchange reserve [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(727)	(881)	(622)
Total comprehensive income for the year	102	154	(259)
Ending balance	(625)	(727)	(881)
Exchange reserve [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(727)	(881)
Ending balance		(727)	(881)
Retained earnings [member]
Disclosure of reserves with in equity [line items]
Beginning balance	157,678	143,233	133,839
Total comprehensive income for the year	20,517	21,210	18,617
Acquisition of the Eighth Acquired Group			(7)
Disposal of investments in equity instruments at fair value through other comprehensive income		5
Dividends	(8,891)	(7,568)	(7,530)
Appropriations to statutory surplus reserve	(1,812)	(1,875)	(1,686)
Appropriations to general risk reserve	(23)
Ending balance	165,272	157,678	143,233
Retained earnings [member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(2,197)	2,673
Ending balance		(2,197)	2,673
Retained earnings [member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	155,481	145,906
Ending balance		155,481	145,906
Retained earnings [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			(7)
Reserves [Member]
Disclosure of reserves with in equity [line items]
Beginning balance	262,137	244,935	234,445
Total comprehensive income for the year	21,074	21,115	18,065
Acquisition of non-controlling interests	3		46
Contribution from non-controlling interests		680
Dividends	(8,891)	(7,568)	(7,530)
Share of an associate's other changes in reserves	(305)
Others			(4)
Ending balance	271,578	262,137	244,935
Reserves [Member] | Change in accounting policies [member]
Disclosure of reserves with in equity [line items]
Beginning balance	(2,440)	2,975
Ending balance		(2,440)	2,975
Reserves [Member] | Restated balance [member]
Disclosure of reserves with in equity [line items]
Beginning balance	¥ 259,697	247,910
Ending balance		¥ 259,697	247,910
Reserves [Member] | Satcom Business and Zhonghehengtai [member]
Disclosure of reserves with in equity [line items]
Acquisition of the Eighth Acquired Group			¥ (87)